CERTIFICATION OF
                         STRONG COMMON STOCK FUND, INC.


STRONG COMMON STOCK FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated May 1, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 15 (File No. 33-25399; 811-5687), which was filed with the Securities and Exchange Commission on April 27, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Registrant's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                         STRONG COMMON STOCK FUND, INC.



                         /S/ JOHN S. WEITZER
                         By:     John S. Weitzer
                         Title:  Vice President



Dated:  May 5, 2000